Stockholders' Deficit - Common Stock Shares (Details)				12 Months Ended
	Dec. 11, 2023 shares	Dec. 15, 2021 shares	Sep. 24, 2021 shares	Dec. 31, 2024 VOTE $ / shares shares	Dec. 31, 2023 $ / shares shares	Mar. 10, 2023 shares
STOCKHOLDERS' DEFICIT
Common shares, shares authorized (in shares)				175,095,000	175,095,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.00001	$ 0.00001
Common stock, shares issued (in shares)				17,519,999	17,454,353
Common stock, shares outstanding (in shares)				17,519,999	17,454,353
Class A common stock
STOCKHOLDERS' DEFICIT
Conversion of Class B to Class A Shares (in shares)	9,487,495
BURTECH ACQUISITION CORP [Member]
STOCKHOLDERS' DEFICIT
Stock issued (in shares)		431,250
BURTECH ACQUISITION CORP [Member] | Class A common stock
STOCKHOLDERS' DEFICIT
Common shares, shares authorized (in shares)				280,000,000	280,000,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Common shares, votes per share | VOTE				1
Conversion of Class B to Class A Shares (in shares)	9,487,495
BURTECH ACQUISITION CORP [Member] | Class A common stock subject to possible redemption
STOCKHOLDERS' DEFICIT
Number of shares outstanding				4,104,543	4,345,663	6,630,703
BURTECH ACQUISITION CORP [Member] | Class A common stock not subject to possible redemption
STOCKHOLDERS' DEFICIT
Common stock, shares issued (in shares)				10,816,995
Common stock, shares outstanding (in shares)					10,816,995
Number of shares outstanding					2,285,040
BURTECH ACQUISITION CORP [Member] | Class B Common Stock
STOCKHOLDERS' DEFICIT
Common shares, shares authorized (in shares)				20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Common shares, votes per share | VOTE				1
Conversion of Class B to Class A Shares (in shares)	9,487,495
Common stock, shares issued (in shares)				5	5
Common stock, shares outstanding (in shares)				5	5
Stock issued (in shares)			862,500
Ratio to be applied to the stock in the conversion				24.81
Stock split			1.1